Intangible Assets, Net (Details) - Schedule of Intangible Assets ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	¥ 286	$ 40
Amortization expense	(85)	(12)	¥ (85)
Net balance, ending	201	$ 28	286
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	286
Amortization expense	(85)
Net balance, ending	201		286
Internal -use software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning
Amortization expense
Net balance, ending